Lease (Tables)	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Schedule of Supplemental Information Related to Operating Leases	A summary of supplemental information related to operating leases as of December 31, 2023 and 2024 is as follows:
	As of December 31,
	2023		2024
Lease right-of-use assets	NT$	29,018	NT$	27,822
Lease right-of-use assets- accumulated amortization		(21,075)		(2,158)
Lease right-of-use assets, net	NT$	7,943	NT$	25,664

Lease liabilities, current	NT$	7,943	NT$	12,190
Lease liabilities, non-current		-		13,474
Total lease liabilities	NT$	7,943	NT$	25,664

	As of December 31,
	2023		2024
Amortization of right-of-use assets	NT$	10,095	NT$	10,100
Interest expenses		226		162
Remaining lease term and discount rate:
Weighted average remaining lease term (years)		0.96		2.71
Weighted average discount rate		1.84%		1.88%

Schedule of Lease Expense
	For the years ended December 31,
	2022		2023		2024
Leases expense	NT$	11,332	NT$	10,321	NT$	10,262
Short-term lease expense		-		427		59
Total	NT$	11,332	NT$	10,748	NT$	10,321

Schedule of Lease Payments of Operating Lease

The total future minimum lease payments of operating lease with respect to the building and transportation as of December 31, 2024 are as follows:

	Amounts
Years ended December 31,
2025	NT$	12,544
2026		8,695
2027		2,451
2028		1,634
Thereafter		949
Total lease payments	NT$	26,273
Less: imputed interest		(609)
Total lease liabilities	NT$	25,664